Consolidated Statements of Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Income
Interest income	$ 10,132	$ 17,216	$ 30,381		$ 34,185
Interest expense	3,425	11,707	15,716		22,451
Net interest income	6,707	5,509	14,665		11,734
Servicing fee income	18,032	18,362	37,551		35,550
Servicing costs	6,594	4,103	12,434		7,924
Net servicing income	11,438	14,259	25,117		27,626
Other income (loss)
Realized loss on RMBS, available-for-sale, net	(1,769)	0	(19,312)		0
Realized loss on investments in MSRs, net	(11,347)	0	(11,347)		0
Realized gain (loss) on derivatives, net	4,558	(365)	(14,198)		(7,841)
Realized gain (loss) on acquired assets, net	(548)	0	(502)		0
Unrealized gain (loss) on derivatives, net	(4,581)	(3,819)	47,619		(12,091)
Unrealized loss on investments in Servicing Related Assets	(17,025)	(44,042)	(110,878)		(71,217)
Total Loss	(12,567)	(28,458)	(68,836)		(51,789)
Expenses
General and administrative expense	1,420	1,138	4,176		2,101
Management fee to affiliate	1,974	1,934	3,939		3,743
Total Expenses	3,394	3,072	8,115		5,844
Loss Before Income Taxes	(15,961)	(31,530)	(76,951)		(57,633)
Benefit from corporate business taxes	(3,278)	(3,053)	(15,432)	[1]	(6,772)	[1]
Net Loss	(12,683)	(28,477)	(61,519)		(50,861)
Net loss allocated to noncontrolling interests in Operating Partnership	227	460	1,137		829
Dividends on preferred stock	2,461	2,593	4,920		4,434
Net Loss Applicable to Common Stockholders	$ (14,917)	$ (30,610)	$ (65,302)		$ (54,466)
Net Loss Per Share of Common Stock
Basic (in dollars per share)	$ (0.88)	$ (1.82)	$ (3.90)		$ (3.26)
Diluted (in dollars per share)	$ (0.88)	$ (1.82)	$ (3.90)		$ (3.26)
Weighted Average Number of Shares of Common Stock Outstanding
Basic (in shares)	16,882,077	16,776,472	16,746,758		16,708,471
Diluted (in shares)	16,895,408	16,789,261	16,759,818		16,721,260

[1]	The provision for income taxes is recorded at the TRS level.